ACQUISITIONS BALANCE SHEET 12-31-13 (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents	$ 14,165	$ 75
Prepaid expenses and other current assets	397	101
Total current assets	26,192	176
Property, plant and equipment, net	146,867	101,854
Total assets	410,141	102,030
Accounts payable and accrued liabilities	1,498	3,661
Total Liabilities	514,721	3,661
Net investment - Predecessor	15,713	98,369
Liabilities and Equity	410,141	102,030
Predecessor [Member]
Cash and cash equivalents		75	$ 24	$ 15
Prepaid expenses and other current assets		101
Total current assets		176
Property, plant and equipment, net		101,854
Total assets		102,030
Accounts payable and accrued liabilities		3,661
Total Liabilities		3,661
Net investment - Predecessor		98,369
Liabilities and Equity		102,030
PBF Logistics LP [Member]
Cash and cash equivalents	14,165
Prepaid expenses and other current assets	295
Total current assets	26,090
Property, plant and equipment, net	130,779
Total assets	393,951
Accounts payable and accrued liabilities	1,021
Total Liabilities	514,244
Liabilities and Equity	393,951
PBF Logistics LP [Member] | Predecessor [Member]
Cash and cash equivalents		0
Prepaid expenses and other current assets		0
Total current assets		0
Property, plant and equipment, net		29,996
Total assets		29,996
Accounts payable and accrued liabilities		499
Total Liabilities		499
Net investment - Predecessor		29,497
Liabilities and Equity		29,996
Delaware City West Heavy Crude Unloading Rack [Member]
Cash and cash equivalents		0
Prepaid expenses and other current assets		0
Total current assets		0
Property, plant and equipment, net		17,577
Total assets		17,577
Accounts payable and accrued liabilities		2,029
Total Liabilities		2,029
Net investment - Predecessor		15,548
Liabilities and Equity		17,577
Toledo Storage Facility [Member]
Cash and cash equivalents		0
Prepaid expenses and other current assets		0
Total current assets		0
Property, plant and equipment, net		38,053
Total assets		38,053
Accounts payable and accrued liabilities		696
Total Liabilities		696
Net investment - Predecessor		37,357
Liabilities and Equity		38,053
Delaware City Products Pipeline and Truck Rack [Member]
Cash and cash equivalents	0	75
Prepaid expenses and other current assets	102	101
Total current assets	102	176
Property, plant and equipment, net	16,088	16,228
Total assets	16,190	16,404
Accounts payable and accrued liabilities	477	437
Total Liabilities	477	437
Net investment - Predecessor	15,713	15,967
Liabilities and Equity	$ 16,190	$ 16,404